1095 Avenue of Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

WILLIAM J. BIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

October 10, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re: KKR Income Opportunities Fund Proxy Statement/Prospectus Filing on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of KKR Income Opportunities Fund (the “Acquiring Fund”), a closed-end management investment company, is a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”). This Registration Statement is being filed in connection with the transfer of all of the assets of Insight Select Income Fund (the “Acquired Fund”), a closed-end management investment company, to the Acquiring Fund, a closed-end management investment company (the, a “Reorganization”). The Registration Statement includes a proxy statement/prospectus, statement of additional information, Part C, other information and exhibits.

The Acquiring Fund undertakes to file an additional pre-effective amendment to the Registration Statement to complete any disclosure items and include any additional exhibits that may be necessary in order to complete the Registration Statement and to respond to any comments from the staff of the Securities and Exchange Commission that might be received with respect to the Registration Statement. The Acquiring Fund will submit payment of the necessary registration fee for the newly issued shares and provide the certification as to payment of the registration fee in a future pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld